SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	$ 8,248,108	$ 7,991,103
HONG KONG
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	5,134,573	5,441,765
TAIWAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, net	$ 3,113,535	$ 2,549,338